VARIABLE INTEREST ENTITIES ("VIE") - Narrative (Details) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015 newbuild	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel			8
Interest expense			$ 101,908	$ 59,305	$ 71,201
Net cash received in financing activities			177,402	427,443	234,336
Total operating revenues			430,604	143,537	80,257
Realized and unrealized gain on oil derivative instrument			$ 16,767	$ 15,100	0
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
Term of sale leaseback transaction			10 years
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel			8	7
Interest expense			$ 61,500	$ 37,400	44,100
Net cash received in financing activities			$ 761,200	51,500	154,200
Variable Interest Entity, Primary Beneficiary | ICBC Finance Leasing Co. Ltd Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel			4
Number of newbuilds in sale and leaseback transaction | newbuild	3
Term of sale leaseback transaction			10 years
Variable Interest Entity, Primary Beneficiary | CMBL Lessor VIE
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel			1
Term of sale leaseback transaction			10 years
Variable Interest Entity, Primary Beneficiary | CCBFL Lessor Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel			1
Variable Interest Entity, Primary Beneficiary | CCBFL Lessor Agreement | Golar Seal
Variable Interest Entity [Line Items]
Term of sale leaseback transaction			10 years
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Lessor Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel			1
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Lessor Agreement | Golar Crystal
Variable Interest Entity [Line Items]
Term of sale leaseback transaction			10 years
Variable Interest Entity, Primary Beneficiary | China State Shipbuilding Corporation, CSSC
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction | vessel			1
Variable Interest Entity, Primary Beneficiary | China State Shipbuilding Corporation, CSSC | Hilli
Variable Interest Entity [Line Items]
Term of sale leaseback transaction			10 years
Liquefaction Services
Variable Interest Entity [Line Items]
Total operating revenues			$ 127,625	$ 0	$ 0
Liquefaction Services | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net cash received in financing activities		$ (30,300)